Document and Entity Information	Nov. 12, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	Presurance Holdings, Inc.
Entity Central Index Key	0001502292
Document Period End Date	Nov. 12, 2026
Entity Emerging Growth Company	false
Entity File Number	001-37536
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	27-1298795
Entity Address, Address Line One	3001 West Big Beaver
Entity Address, Address Line Two	Suite 319
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	248
Local Phone Number	509-9202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, No Par Value
Document Information [Line Items]
Title of each class	Common Stock, no par value
Trading Symbol(s)	PRHI
Name of each exchange on which registered	NASDAQ
9.75% Senior Notes due 2028
Document Information [Line Items]
Title of each class	9.75% Senior Notes due 2028
Trading Symbol(s)	PRHIZ
Name of each exchange on which registered	NASDAQ